Related Parties Balances and Transactions (Details) - Schedule of Related Party Balances ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Guangdong Advertising Co., Ltd [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	¥ 561		¥ 285
Amounts due to related parties:
Amounts due to related parties	[2]	29		1,499
Guangdong Marketing Advertising Group [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	10,120		33,517
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[3]	15,835		16,737
Amounts due to related parties:
Amounts due to related parties	[4]	676		508
Others [Member]
Amounts due from related parties:
Amounts due from related parties	[5]	226		224
Amounts due to related parties:
Amounts due to related parties	[6]	3,506		2,417
Related Party [Member]
Amounts due from related parties:
Amounts due from related parties		26,742		50,763
Amounts due to related parties:
Amounts due to related parties		¥ 4,211	$ 579	¥ 4,424

[1]	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable and prepayment, the age of the balances was within one year.
[2]	Amounts due to Guangdong Advertising Co., Ltd. are accounts payable for advertisement distribution services.
[3]	Amounts due from Youxiang Group are construction fee and rental deposits.
[4]	Amounts due to Youxiang Group are accrued lease expenses and property management expenses.
[5]	Represents operating management fees.
[6]	Amounts due to others are loan received from the Group’s Founder, Chairman and one of the principal shareholders Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai who is the spouse of Dr. Daqing Mao.